Deposits by Customers	12 Months Ended
Dec. 31, 2018
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Deposits by Customers

25. DEPOSITS BY CUSTOMERS

	2018 £m	2017 £m
Current and demand accounts	87,316	85,780
Savings accounts(1)	69,102	70,461
Time deposits	16,204	20,453
Amounts due to fellow Banco Santander subsidiaries and joint ventures	1,070	727

	173,692	177,421

(1)

Includes equity index-linked deposits of £1,176m (2017: £1,301m). The capital amount guaranteed/protected and the amount of return guaranteed in respect of the equity index-linked deposits were £1,176m and £28m (2017: £1,301m and £67m) respectively.